UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/29/2016

Date of reporting period: 02/29/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Stringer Funds, series of the 360 Funds (the “registrant”), for the fiscal year ended February 29, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund
Class A Shares (Ticker Symbol: SRGAX)
Class C Shares (Ticker Symbol: SRGCX)
Institutional Class Shares (Ticker Symbol: SRGIX)

Stringer Moderate Growth Fund
Class A Shares (Ticker Symbol: SRQAX)
Class C Shares (Ticker Symbol: SRQCX)
Institutional Class Shares (Ticker Symbol: SRQIX)

A series of the
360 Funds

ANNUAL REPORT

February 29, 2016

Investment Adviser

Stringer Asset Management, LLC
5050 Poplar Avenue, Suite 1103
Memphis, TN 38157

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1
INVESTMENT HIGHLIGHTS	3
SCHEDULES OF INVESTMENTS	7
STATEMENTS OF ASSETS AND LIABILITIES	9
STATEMENTS OF OPERATIONS	10
STATEMENTS OF CHANGES IN NET ASSETS	11
FINANCIAL HIGHLIGHTS	13
NOTES TO FINANCIAL STATEMENTS	17
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24
ADDITIONAL INFORMATION	25
EXPENSE EXAMPLES	29
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	31

STRINGER Asset Management

Dear Shareholders:

For the fiscal year ended February 29, 2016, the Stringer Growth Fund (the “Growth Fund”) outperformed the broad global equity market as represented by the MCSI AC World Net Total Return Index while the Stringer Moderate Growth Fund (the “Moderate Growth Fund”) slightly underperformed versus the 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index (the “Blended Index”). During the fiscal year, the Growth Fund had a return of -9.88%(a) versus -12.32% for the MCSI AC World Net Total Return Index (b) and -10.43% for the MSCI World Index(c). During the period since inception from March 31, 2015 through February 29, 2016, the Moderate Growth Fund had a return of -8.23%(a) versus -6.74% for the Blended Index(d). This result is consistent with our long-term performance expectations for each portfolio by protecting portfolios during market downturns.

Top contributors to performance last year were our focus on U.S. consumer and low volatility or defensive equities, while everything energy related hurt. During the second half of 2015 we became more focused on reducing risk exposures across our strategies.

The leading indicators that we track continue to show mixed signals for the near-term outlook for the U.S. economy and markets. This leads us to expect more near-term volatility.

The expected coming market volatility notwithstanding, we are very optimistic about the longer-term potential for the U.S. economy given positive demographic trends combined with an economy that can make the most of the creative potential of the U.S. labor force.

While risk management has become increasingly important in our view, there are some areas that continue to look opportunistic. The jobs market in the U.S. appears healthy and is creating good, high paying jobs in the professional & business services areas as well as health care & education, while aggregate income continues to grow.

We continue to emphasize the consumer sector, low volatility equities in both funds, and high quality bonds in the Moderate Growth Fund as we pull back risk exposures. Value style equities are always a focus for us, and this style lagged significantly in 2015. As typically happens over the longer-term, we expect investors to again appreciate equities that trade at a discount and these stocks will again be leading contributors going forward.

Thank you for your continued trust and support. Please let us know if there is anything we can do to help you.

Respectfully,

Gary Stringer, CFA

President of Stringer Asset Management LLC

March 25, 2016

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

STRINGER Asset Management

(a)
The performance information shown is for the Funds’ Institutional Shares. Please see the Total Return Table on the following pages for performance information on the Funds’ Class A and Class C shares. The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Funds can be found in each Funds' prospectus. Please read it carefully before investing.

(b)
The MSCI World Index is a free-float weighted equity index that includes developed world markets, and does not include emerging markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)
MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(d)
The Blended Index is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

Stringer Funds	ANNUAL REPORT
INVESTMENT HIGHLIGHTS
February 29, 2016 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 29, 2016 and are subject to change.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
INVESTMENT HIGHLIGHTS
February 29, 2016 (Unaudited)

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 29, 2016	One Year ended February 29, 2016	Since Inception from March 27, 2013 through February 29, 2016
Stringer Growth Fund Class A without sales charge	(10.16)%	3.24%
Stringer Growth Fund Class A with sales charge	(15.10)%	1.26%
Stringer Growth Fund Class C without CDSC	(10.80)%	2.46%
Stringer Growth Fund Class C with CDSC	(10.80)%	2.46%
Stringer Growth Fund Institutional Class	(9.88)%	3.51%
MCSI AC World Net Total Return Index	(12.32)%	3.26%
MSCI World Index	(10.43)%	5.41%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Growth Fund versus the MCSI AC World Net Total Return Index and the MSCI World Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. The MSCI World Index is a free-float weighted equity index that includes developed world markets, and does not include emerging markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Stringer Growth Fund has replaced the MSCI World Index with the MCSI AC World Net Total Return Index as its broad-based performance benchmark because the MCSI AC World Net Total Return Index more closely reflects the investments of the Stringer Growth Fund over time.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return Index and the MSCI World Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Stringer Growth Fund, which will generally not invest in all the securities comprising these indices.

Stringer Funds	ANNUAL REPORT
INVESTMENT HIGHLIGHTS
February 29, 2016 (Unaudited)

Stringer Moderate Growth Fund

The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 29, 2016 and are subject to change.

Stringer Funds	ANNUAL REPORT
Stringer Moderate Growth Fund
INVESTMENT HIGHLIGHTS
February 29, 2016 (Unaudited)

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 29, 2016	Since Inception from March 31, 2015 through February 29, 2016 (2)
Stringer Moderate Growth Fund Class A without sales charge	(8.38)%
Stringer Moderate Growth Fund Class A with sales charge	(13.42)%
Stringer Moderate Growth Fund Class C without CDSC	(9.02)%
Stringer Moderate Growth Fund Class C with CDSC	(9.93)%
Stringer Moderate Growth Fund Institutional Class	(8.23)%
MCSI AC World Net Total Return /Barclays US Aggregate Bond 65/35 Index Blend	(6.74)%

(2)	Not Annualized

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Moderate Growth Fund versus the MCSI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend. The MCSI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. The Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return /Barclays US Aggregate Bond 65/35 Index Blend, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Stringer Moderate Growth Fund, which will generally not invest in all the securities comprising the index.

STRINGER FUNDS	ANNUAL REPORT
Stringer Growth Fund
SCHEDULE OF INVESTMENTS
February 29, 2016

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 88.67%

ALTERNATIVE FUNDS - 3.52%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	60,000	$1,861,800

EQUITY FUNDS - 85.15%
IQ Merger Arbitrage ETF	86,396	2,471,790
iShares MSCI EAFE Minimum Volatility ETF	105,821	6,683,654
iShares MSCI USA Minimum Volatility ETF	134,120	5,588,780
iShares MSCI USA Momentum Factor ETF	91,917	6,397,423
iShares Residential Real Estate Capped ETF	46,824	2,830,043
iShares U.S. Medical Devices ETF	23,529	2,734,776
iShares US Consumer Goods ETF	25,828	2,763,338
SPDR S&P 400 Mid Cap Value ETF	81,876	6,009,698
Vanguard Value ETF	67,698	5,265,551
WisdomTree International Equity Fund ETF	100,110	4,308,734
		45,053,787

TOTAL EXCHANGE-TRADED FUNDS (Cost $48,297,862)		46,915,587

SHORT TERM INVESTMENTS - 11.60%
Federated Government Obligations Fund - Institutional Shares, 0.19% (a) (Cost $6,135,288)	6,135,288	6,135,288

TOTAL INVESTMENTS (Cost $54,433,150) - 100.27%		$53,050,875
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.27%)		(142,678)
NET ASSETS - 100%		$52,908,197

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at February 29, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS	ANNUAL REPORT
Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
February 29, 2016

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 98.68%

ALTERNATIVE FUNDS - 2.96%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	4,847	$150,402

DEBT FUNDS - 35.44%
AdvisorShares Newfleet Multi-Sector Income ETF	4,154	201,012
First Trust Preferred Securities and Income ETF	11,173	205,583
PowerShares Build America Bond Portfolio ETF	7,034	211,794
PowerShares Fundamental Investment Grade Corporate Bond Portfolio ETF	8,484	212,780
SPDR Doubleline Total Return Tactical ETF	6,524	320,394
Vanguard Total Bond Market ETF	7,867	647,061
		1,798,624

EQUITY FUNDS - 60.28%
IQ Merger Arbitrage ETF	7,546	215,891
iShares MSCI EAFE Minimum Volatility ETF	7,387	466,563
iShares MSCI USA Minimum Volatility ETF	10,029	417,908
iShares MSCI USA Momentum Factor ETF	5,355	372,708
iShares Residential Real Estate Capped ETF	3,259	196,974
iShares U.S. Medical Devices ETF	1,753	203,751
PowerShares S&P 500 BuyWrite Portfolio ETF	15,445	307,201
SPDR S&P 400 Mid Cap Value ETF	3,781	277,525
Vanguard Value ETF	4,500	350,010
WisdomTree International Equity Fund ETF	5,826	250,751
		3,059,282

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,124,701)		5,008,308

SHORT TERM INVESTMENTS - 1.75%
Federated Government Obligations Fund - Institutional Shares, 0.19% (a) (Cost $88,835)	88,835	88,835

TOTAL INVESTMENTS (Cost $5,213,536) - 100.43%		$5,097,143
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.43%)		(21,806)
NET ASSETS - 100%		$5,075,337

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at February 29, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

February 29, 2016	ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund
Assets:
Investments, at value	53,050,875	5,097,143
Receivables:
Interest	806	12
Fund shares sold	681	-
Prepaid expenses	9,674	2,847
Total assets	53,062,036	5,100,002

Liabilities:
Payables:
Fund shares redeemed	18,347	-
Due to advisor	90,594	3,693
Accrued distribution (12b-1) fees	18,234	603
Due to administrator	9,726	3,720
Accrued Trustee fees	1,533	1,533
Accrued expenses	15,405	15,116
Total liabilities	153,839	24,665
Net Assets	$52,908,197	$5,075,337

Sources of Net Assets:
Paid-in capital	$56,716,418	$5,582,194
Accumulated net realized loss on investments	(2,263,688)	(386,099)
Accumulated net investment loss	(162,258)	(4,365)
Net unrealized depreciation on investments	(1,382,275)	(116,393)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$52,908,197	$5,075,337

Total Investments, at cost	$54,433,150	$5,213,536

Class A Shares:
Net assets	$18,368,093	$606,754
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,757,586	$66,917
Net Asset Value Per Share	$10.45	$9.07

Maximum Offering Price Per Share (a)	$11.06	$9.60

Minimum Redemption Price Per Share (b)	$10.35	$8.98

Class C Shares:
Net assets	$20,372,953	$582,375
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,966,122	$64,580
Net Asset Value and Offering Price Per Share	$10.36	$9.02

Minimum Redemption Price Per Share (c)	$10.26	$8.93

Institutional Class Shares:
Net assets	$14,167,151	$3,886,208
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,352,247	$428,341
Net Asset Value, Offering and Redemption Price Per Share	$10.48	$9.07

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF OPERATIONS

February 29, 2016	ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund

	For the Year Ended February 29, 2016	For the Period Ended February 29, 2016 (a)

Investment income:
Dividends	$1,184,917	$110,321
Interest	1,804	73
Total investment income	1,186,721	110,394

Expenses:
Management fees (Note 5)	505,747	32,925
Distribution (12b-1) fees - Class A	42,480	1,295
Distribution (12b-1) fees - Class C	207,346	2,975
Accounting and transfer agent fees and expenses	118,371	36,537
Audit fees	12,000	12,000
Miscellaneous	14,447	9,917
Custodian fees	11,443	9,499
Registration and filing fees	15,915	1,228
Legal fees	3,804	2,765
Trustee fees and expenses	9,416	8,069
Pricing fees	1,355	1,638
Reports to shareholders	1,342	728
Insurance	1,335	562
Total expenses	945,001	120,138
Fees recouped and (fees waived and expenses absorbed)	50,644	(64,416)
Net expenses	995,645	55,722

Net investment income	191,076	54,672

Realized and unrealized loss:
Net realized loss on:
Investments (b)	(1,483,359)	(386,099)
Net realized loss on investments	(1,483,359)	(386,099)

Net change in unrealized depreciation on:
Investments	(4,727,214)	(116,393)
Net change in unrealized depreciation	(4,727,214)	(116,393)

Net loss on investments	(6,210,573)	(502,492)

Net decrease in net assets resulting from operations	$(6,019,497)	$(447,820)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Includes capital gains distributions from underlying investments of $57,948 and $7,173 for the Stringer Growth Fund and Stringer Moderate Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

February 29, 2016	ANNUAL REPORT

	Stringer Growth Fund

	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015

Increase (decrease) in net assets from:
Operations:
Net investment income	$191,076	$195,815
Net realized gain (loss) on investments	(1,483,359)	820,820
Net unrealized appreciation (depreciation) on investments	(4,727,214)	1,834,400
Net increase (decrease) in net assets resulting from operations	(6,019,497)	2,851,035

Distributions to shareholders from:
Net investment income - Class A	(129,740)	(105,696)
Net investment income - Class C	-	(20,774)
Net investment income - Institutional Class	(121,789)	(127,574)
Net realized capital gains - Class A	(566,732)	(54,378)
Net realized capital gains - Class C	(604,140)	(47,574)
Net realized capital gains - Institutional Class	(403,919)	(50,314)
Total distributions	(1,826,320)	(406,310)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	10,929,646	24,467,027

Increase in net assets	3,083,829	26,911,752

Net Assets:
Beginning of year	49,824,368	22,912,616

End of year	$52,908,197	$49,824,368
Accumulated net investment loss	$(162,258)	$(101,805)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

February 29, 2016	ANNUAL REPORT

Stringer Moderate Growth Fund

For the Period Ended February 29, 2016 (a)

Increase (decrease) in net assets from:
Operations:
Net investment income	$54,672
Net realized loss on investments	(386,099)
Net unrealized depreciation on investments	(116,393)
Net decrease in net assets resulting from operations	(447,820)

Distributions to shareholders from:
Net investment income - Class A	(6,323)
Net investment income - Class C	(5,402)
Net investment income - Institutional Class	(47,312)
Total distributions	(59,037)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	5,582,194

Increase in net assets	5,075,337

Net Assets:
Beginning of period	-

End of period	$5,075,337
Accumulated net investment loss	$(4,365)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 29, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Growth Fund

	Class A
	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$12.03	$11.42	$10.00

Investment Operations:
Net investment income	0.07	0.08	0.02
Net realized and unrealized gain (loss) on investments	(1.27)	0.65	1.46
Total from investment operations	(1.20)	0.73	1.48

Distributions:
From net investment income	(0.07)	(0.08)	(0.04)
From net realized capital gains	(0.31)	(0.04)	(0.02)
Total distributions	(0.38)	(0.12)	(0.06)

Net Asset Value, End of Year/Period	$10.45	$12.03	$11.42

Total Return (b)	(10.16)%	6.42%	14.82%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$18,368	$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.56%	1.68%	2.40%	(d)
After fees waived and expenses absorbed/recouped (e)	1.65%	1.65%	1.65%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.67%	0.72%	(0.48)%	(d)
After fees waived and expenses absorbed/recouped (e)	0.58%	0.75%	0.27%	(d)

Portfolio turnover rate	144%	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 29, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Growth Fund

	Class C
	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015		For the Period Ended February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$11.94	$11.37		$10.00

Investment Operations:
Net investment income (loss)	(0.01)	-	(b)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.26)	0.63		1.42
Total from investment operations	(1.27)	0.63		1.40

Distributions:
From net investment income	-	(0.02)		(0.01)
From net realized capital gains	(0.31)	(0.04)		(0.02)
Total distributions	(0.31)	(0.06)		(0.03)

Net Asset Value, End of Year/Period	$10.36	$11.94		$11.37

Total Return (c)	(10.80)%	5.54%		14.06%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$20,373	$16,157		$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (f)	2.31%	2.43%		3.15%	(e)
After fees waived and expenses absorbed/recouped (f)	2.40%	2.40%		2.40%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (f)	(0.08)%	(0.03)%		(1.23)%	(e)
After fees waived and expenses absorbed/recouped (f)	(0.17)%	0.00%		(0.48)%	(e)

Portfolio turnover rate	144%	80%		53%	(d)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 29, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Growth Fund

	Institutional Class
	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$12.05	$11.44	$10.00

Investment Operations:
Net investment income	0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments	(1.26)	0.67	1.47
Total from investment operations	(1.17)	0.75	1.51

Distributions:
From net investment income	(0.09)	(0.10)	(0.05)
From net realized capital gains	(0.31)	(0.04)	(0.02)
Total distributions	(0.40)	(0.14)	(0.07)

Net Asset Value, End of Year/Period	$10.48	$12.05	$11.44

Total Return (b)	(9.88)%	6.63%	15.12%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$14,167	$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.31%	1.43%	2.15%	(d)
After fees waived and expenses absorbed/recouped (e)	1.40%	1.40%	1.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.92%	0.97%	(0.23)%	(d)
After fees waived and expenses absorbed/recouped (e)	0.83%	1.00%	0.52%	(d)

Portfolio turnover rate	144%	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 29, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Moderate Growth Fund

	Class A		Class C		Institutional Class
	For the Period Ended February 29, 2016 (a)		For the Period Ended February 29, 2016 (a)		For the Period Ended February 29, 2016 (a)

Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income	0.10		0.02		0.11
Net realized and unrealized loss on investments	(0.93)		(0.92)		(0.93)
Total from investment operations	(0.83)		(0.90)		(0.82)

Distributions:
From net investment income	(0.10)		(0.08)		(0.11)
From net realized capital gains	-		-		-
Total distributions	(0.10)		(0.08)		(0.11)

Net Asset Value, End of Period	$9.07		$9.02		$9.07

Total Return (b)	(8.38)%	(c)	(9.02)%	(c)	(8.23)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$607		$582		$3,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.06%	(d)	3.81%	(d)	2.81%	(d)
After fees waived and expenses absorbed (e)	1.50%	(d)	2.25%	(d)	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.38)%	(d)	(1.13)%	(d)	(0.13)%	(d)
After fees waived and expenses absorbed (e)	1.18%	(d)	0.43%	(d)	1.43%	(d)

Portfolio turnover rate	118%	(c)	118%	(c)	118%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Funds (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Stringer Growth Fund’s (the “Growth Fund”) investment objective is long-term growth of capital. The Stringer Moderate Growth Fund’s (the “Moderate Growth Fund”) investment objective is capital appreciation while also maintaining principal stability. The Funds’ investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Funds offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares for the Growth Fund commenced operations on March 27, 2013. Each class of shares for the Moderate Growth Fund commenced operations on March 31, 2015. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. Amounts reported for the Moderate Growth Fund are for the period since inception from March 31, 2015 through February 29, 2016 (the "period").

The following are a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

c) Federal Income Taxes – The Growth Fund has qualified and intends to continue to qualify and the Moderate Growth Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

 As of and during the fiscal year/period ended February 29, 2016, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the fiscal year/period ended February 29, 2016, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State. As required by U.S. generally accepted accounting principles (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2014, 2015 and 2016) and has concluded that no provision for income tax is required in these financial statements.

d) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary for the fiscal year/period ended February 29, 2016.

e) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g) Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(h)          Contingent Deferred Sales Charges – A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor during the fiscal year/period ended February 29, 2016. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares made within one year of their purchase. During the fiscal year/period ended February 29, 2016, CDSC Fees of $11,280 and $425 were paid to the Adviser by the Growth Fund and Moderate Growth Fund, respectively.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016

2.	SECURITIES VALUATIONS (continued)

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value each Fund's assets and liabilities measured at fair value as of February 29, 2016.

Growth Fund
Financial Instruments - Assets
	Level 1	Level 2 (Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$46,915,587	$-	$46,915,587
Money Market Funds	6,135,288	-	6,135,288
Totals	$53,050,875	$-	$53,050,875

Moderate Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$5,008,308	$-	$5,008,308
Money Market Funds	88,835	-	88,835
Totals	$5,097,143	$-	$5,097,143

(1)
As of and during the fiscal year/period ended February 29, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the fiscal year/period ended February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the fiscal year/period ended February 29, 2016, no securities were fair valued.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 29, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	817,478	(503,840)	60,935	374,573
Value	$9,410,625	$(5,672,160)	$674,556	$4,413,021
Class C
Shares	860,773	(296,718)	49,176	613,231
Value	$10,094,355	$(3,338,621)	$540,449	$7,296,183
Institutional Class
Shares	375,076	(480,194)	43,716	(61,402)
Value	$4,388,249	$(5,652,609)	$484,802	$(779,558)

Transactions in shares of capital stock for the Moderate Growth Fund for the period since inception from March 31, 2015 through February 29, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	94,265	(28,020)	672	66,917
Value	$947,304	$(275,904)	$6,323	$677,723
Class C
Shares	71,308	(7,304)	576	64,580
Value	$687,637	$(66,228)	$5,402	$626,811
Institutional Class
Shares	475,182	(51,583)	4,742	428,341
Value	$4,725,172	$(492,188)	$44,676	$4,277,660

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 28, 2015 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	647,561	(235,405)	12,774	424,930
Value	$7,499,640	$(2,700,420)	$149,963	$4,949,183
Class C
Shares	755,455	(73,873)	5,171	686,753
Value	$8,697,514	$(847,752)	$60,347	$7,910,109
Institutional Class
Shares	1,113,818	(99,452)	14,556	1,028,922
Value	$12,591,506	$(1,154,946)	$171,175	$11,607,735

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016

4.	INVESTMENT TRANSACTIONS

For the fiscal year ended February 29, 2016 for the Growth Fund and for the period since inception from March 31, 2015 through February 29, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Growth Fund	$77,091,548	$71,012,548
Moderate Growth Fund	10,748,001	5,230,031

There were no government securities purchased or sold during the year/period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Growth Fund’s net assets and 0.80% of the Moderate Growth Fund’s net assets

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Growth Fund and to not more than 1.25% for Class A shares, Class C shares and Institutional Class shares, respectively, of the average daily net assets of the Moderate Growth Fund through at least July 1, 2016. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Funds. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during the fiscal year ended February 29, 2016 for the Growth Fund and during the period since inception from March 31, 2015 through February 29, 2016 for the Moderate Growth Fund, as well as amounts due to (from) the Advisor at February 29, 2016.

	Growth Fund	Moderate Growth Fund
Management fees earned	$505,747	$32,925
Fees recouped (waived) and (expenses reimbursed)	50,644	(64,416)
Payable to (Due from) Adviser	90,594	3,693

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	February 28, 2017	February 28, 2018	February 28, 2019	Totals
Growth Fund	$24,445	$11,090	$-	$35,535
Moderate Growth Fund	-	-	64,416	64,416

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), formerly Matrix 360 Administration, LLC. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the fiscal year ended February 29, 2016 for the Growth Fund and for the period since inception from March 31, 2015 through February 29, 2016 for the Moderate Growth Fund, the Funds accrued servicing fees, including out of pocket expenses, and had amounts payable to M3Sixty as follows.

	Growth Fund	Moderate Growth Fund
Service fees accrued	$118,371	$36,537
Service fees payable	9,726	3,720

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Funds may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Funds took effect March 27, 2013 for the Growth Fund and March 31, 2015 for the Moderate Growth Fund. For the fiscal year ended February 29, 2016 for the Growth Fund and for the period since inception from March 31, 2015 through February 29, 2016 for the Moderate Growth Fund, the Funds accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

	Class A	Class C
Growth Fund	$42,480	$207,346
Moderate Growth Fund	1,295	2,975

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 29, 2016 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
Growth Fund	$54,433,150	$153,823	$(1,536,098)	$(1,382,275)
Moderate Growth Fund	5,216,153	14,299	(133,309)	(119,110)

The differences between book basis unrealized depreciation and tax-basis unrealized depreciation for the Moderate Growth Fund are attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid during the fiscal year/period ended February 29, 2016 for the Funds were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$1,449,362	$376,958
Moderate Growth Fund	-	59,037

During the fiscal year ended February 28, 2015, the Growth Fund distributed $406,310 of ordinary income.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 29, 2016

6.	TAX MATTERS (continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of February 29, 2016, the Funds’ most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains/(Capital Loss Carryforwards)	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Depreciation	Total Distributable Earnings
Growth Fund	$241	$1,273	$(2,427,460)	$(1,382,275)	$(3,808,221)
Moderate Growth Fund	-	(229,382)	(158,465)	(119,010)	(506,857)

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to different book/tax treatment of short-term capital gains and due to certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds' carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 29, 2016, the Funds elected to defer net capital losses and net ordinary losses as indicated in the chart below:

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Growth Fund	$2,265,143	$-	$162,317	$101,810
Moderate Growth Fund	154,100	-	4,365	-

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 29, 2016, the Growth Fund had no capital loss carryforwards for federal income tax purposes. As of February 29, 2016, the Moderate Growth Fund had capital loss carryforwards for federal income tax purposes of $229,382 Non-Expiring Short-Term capital loss carryforwards.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update ("ASU") No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds' financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Stringer Growth Fund and Stringer Moderate Growth Fund

We have audited the accompanying statement of assets and liabilities of the Stringer Growth Fund including the schedule of investments, as of February 29, 2016 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended and for the period March 27, 2013 (commencement of investment operations) through February 28, 2014. We have also audited the accompanying statement of assets and liabilities of the Stringer Moderate Growth Fund including the schedule of investments, as of February 29, 2016 and the related statements of operations, changes in net assets and the financial highlights for the period March 31, 2015 (commencement of investment operations) through February 29, 2016. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of February 29, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stringer Growth Fund and the Stringer Moderate Growth Fund as of February 29, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, through February 29, 2016 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
April 28, 2016

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 29, 2016 (Unaudited)

The Funds files their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 29, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1937	Trustee and Independent Chairman	Since June 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Fourteen	None
Thomas Krausz 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1944	Trustee	Since June 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Fourteen	None
Tom M. Wirtshafter 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1954	Trustee	Since June 2011	Senior Vice President, American Portfolios Financial Services, (broker- dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Fourteen	None
Gary DiCenzo 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1962	Trustee	Since September, 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015–present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010–2015).	Fourteen	None
Interested Trustee*
Randall K. Linscott 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1971	President	Since July, 2013
Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Chief Operating Officer, M3Sixty Administration LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).
				Thirteen	None

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 29, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1971	Chief Compliance Officer and Secretary	Since October, 2015
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Secretary and Anti-Money Laundering Compliance Officer, Monteagle Funds (2015–present); Partner, K&L Gates, (2009–2015).
				N/A	N/A
Brandon Byrd 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1981	Assistant Secretary	Since July, 2013	Chief Operating Officer, M3Sixty Administration LLC (2012–present); Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010–2012).	N/A	N/A
Larry Beaver 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1969	Treasurer	Since March, 2007	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–present).	N/A	N/A
Jeremiah Hierseman 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1974	Assistant Treasurer	Since September, 2014	Fund Accounting Manager, M3Sixty Administration, LLC (2014–present). Fund Accounting Manager, State Street Bank – Insurance Services Division (2003–2014).	N/A	N/A
Ted Akins 4520 Main Street Suite 1425 Kansas City, Missouri 64111 1975	Assistant Treasurer	Since June, 2014	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012–present); Senior Client Service Advisor, Boston Financial Data Services, (1999–2012).	N/A	N/A

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 29, 2016 (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended. Effective December 16, 2015, each Trustee who is not an”interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Stringer Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$2,750	None	None	$2,750
Thomas Krausz	$2,625	None	None	$2,625
Tom M. Wirtshafter	$2,625	None	None	$2,625
Gary DiCenzo	$2,625	None	None	$2,625
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None
Ted Akins	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to the fourteen Funds of the Trust.

[2]	Figures are for the fiscal year/period ended February 29, 2016.

Stringer Funds	ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 09/01/15 through 02/29/16

Growth Fund:	Beginning Account Value (09/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (02/29/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-3.84%)	$1,000.00	1.65%	$961.60	$8.05
Class C (-4.22%)	$1,000.00	2.40%	$957.80	$11.68
Institutional Class (-3.73%)	$1,000.00	1.40%	$962.70	$6.83
Hypothetical 5% Fund Return
Class A	$1,000.00	1.65%	$1,016.70	$8.27
Class C	$1,000.00	2.40%	$1,012.90	$12.01
Institutional Class	$1,000.00	1.40%	$1,017.90	$7.02

(a)	Expenses are equal to the Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Moderate Growth Fund:	Beginning Account Value (09/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (02/29/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-3.25%)	$1,000.00	1.50%	$967.50	$7.34
Class C (-3.62%)	$1,000.00	2.25%	$963.80	$10.99
Institutional Class (-3.19%)	$1,000.00	1.25%	$968.10	$6.12

Stringer Funds	ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)(continued)

Moderate Growth Fund:	Beginning Account Value (09/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (02/29/2016)	Expenses Paid During Period (a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.40	$7.52
Class C	$1,000.00	2.25%	$1,013.70	$11.27
Institutional Class	$1,000.00	1.25%	$1,018.60	$6.27

(a)	Expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated July 1, 2015 for the Funds were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.25%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	2.22%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.00%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.97%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.00%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.97%
Stringer Moderate Growth Fund Class A, gross of fee waivers or expense reimbursements	2.48%
Stringer Moderate Growth Fund Fund Class A, after waiver and reimbursement*	1.90%
Stringer Moderate Growth Fund Class C, gross of fee waivers or expense reimbursements	3.23%
Stringer Moderate Growth Fund Class C, after waiver and reimbursement*	2.65%
Stringer Moderate Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.23%
Stringer Moderate Growth Fund Institutional Class, after waiver and reimbursement*	1.65%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for the Growth Fund and 1.25% for the Moderate Growth Fund through at least July 1, 2016. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 1.40% and 1.25% expense limitations. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the fiscal year ended February 29, 2016 were 1.65%, 2.40% and 1.40% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Total Gross Operating Expenses (Annualized) during the period since inception from March 31, 2015 through February 29, 2016 were 3.06%, 3.81% and 2.81% for the Stringer Moderate Growth Fund Class A, Stringer Moderate Growth Fund Class C and Stringer Moderate Growth Fund Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the fiscal year ended February 29, 2016 for the Growth Fund and for period since inception from March 31, 2015 through February 29, 2016 for the Moderate Growth Fund.

360 FUNDS
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND STRINGER ASSET MANAGEMENT, LLC

On December 16, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss renewing the Investment Advisory Agreement between the Trust and Stringer Asset Management, LLC (the “Adviser”) with respect to the Stringer Growth Fund and the Stringer Moderate Growth Fund (each, a “Fund” and, collectively, the “Funds”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the renewal process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about renewal. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to renewal, the Board took into consideration information prepared for the renewal meeting, such as: (i) reports regarding the services and support to be provided to the Funds and their shareholders by the Adviser; (ii) information prepared by the Funds’ portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Funds and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Funds and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Funds, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Funds; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Funds in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Funds.

The Board did not identify any particular factor or information that was most relevant to its consideration to renew the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser to the Funds. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities); the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Funds’ investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Funds; the oversight of the Funds’ portfolios by the Adviser; the Adviser’s succession plan and business continuity plan; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Funds.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the Funds was within the range of expenses incurred by the other funds in their group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Funds by the principals of the Adviser to their roles for the Funds.

The Trustees also considered the fees charged by the Adviser to comparable accounts they manage in a similar style and noted that, typically, the fees charged to the Funds were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to the Funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits expected to be realized by the Adviser from its relationship with the Funds were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it will select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Funds as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the total expense ratios reflect those economies of scale for the benefit of the Funds' shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, renewed the Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
5050 Poplar Avenue
Suite 1103
Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

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Privacy Notice

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪   Social Security number
▪   Assets
▪   Retirement Assets
▪   Transaction History
▪   Checking Account Information
▪   Purchase History
▪   Account Balances
▪   Account Transactions
▪   Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call (877) 244-6235

Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix Capital Group, Inc. (Distributor)
What we do
How does360 Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does 360 Funds collect my personal information?	We collect your personal information, for example, when you
▪   Open an account
▪   Provide account information
▪   Give us your contact information
▪   Make deposits or withdrawals from your account
▪   Make a wire transfer
▪   Tell us where to send the money
▪   Tell us who receives the money
▪   Show your government-issued ID
▪   Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪   Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪   Affiliates from using your information to market to you
▪   Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪   M3Sixty Administration, LLC and Matrix Capital Group, Inc., could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ 360 Funds does not jointly market.

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,000 with respect to the registrant’s fiscal year ended February 29, 2016 and $12,000 with respect to the registrant’s fiscal year ended February 28, 2015.

(b)
Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,000 with respect to the registrant’s fiscal year ended February 29, 2016 and $2,000 with respect to the registrant’s fiscal year ended February 28, 2015. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended February 29, 2016 and $0 for the fiscal year ended February 28, 2015.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended February 29, 2016 and February 28, 2015 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser during the last two fiscal years.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Fund
By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Principal Financial Officer
Date: May 2, 2016